Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment

4.    Property, Plant and Equipment

Property, plant and equipment was comprised of the following at September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Proppant management systems and related equipment	$89,011	$51,899
Machinery and equipment	4,269	3,916
Furniture and fixtures	78	7
Computer equipment	1,552	829
Vehicles	3,323	1,235
Buildings	3,237	3,008
Logistics systems in process	4,793	—
Proppant management systems in process	5,999	1,252
Land	578	578
Property, plant and equipment, gross	112,840	62,724
Less: accumulated depreciation	(12,834)	(8,374)
Property, plant and equipment, net	$100,006	$54,350

Depreciation expense for the nine months ended September 30, 2017 and 2016 was $4,276 and $2,739, respectively, of which $3,748 and $2,418 is attributable to cost of proppant management system rental, $283 and $111 is attributable to cost of proppant management system services, and $245 and $210 is attributable to selling, general and administrative expenses, respectively. The Company capitalized $492 and $515 of depreciation expense associated with machinery and equipment used in the manufacturing of its systems for the nine months ended as of September 30, 2017 and 2016, respectively.

In July 2017, the company acquired a lease for $250 in connection with the Kingfisher Facility described in Note 12. Refer to Note 12 for commitments and contingencies in connection with additional construction plans for this asset.  This asset as well as construction costs incurred through September 30, 2017 are recognized in property, plant and equipment as Logistics systems in process.

Solaris LLC
Property, Plant and Equipment

4.        Property, Plant and Equipment

Property, plant and equipment was comprised of the following at December 31:

	2016	2015
Proppant systems and related equipment	$51,899	$39,233
Machinery and equipment	3,916	3,209
Furniture and fixtures	7	7
Computer equipment	829	490
Vehicles	1,235	1,032
Buildings	3,008	2,488
Proppant systems in process	1,252	3,730
Land	578	565
Property, plant and equipment, gross	62,724	50,754
Less: accumulated depreciation	(8,374)	(3,908)
Property, plant and equipment, net	$54,350	$46,846

Depreciation expense for the years ended December 31, 2016 and 2015 was $3,792 and $2,395, respectively, of which $3,352 and $2,000 is attributable to cost of proppant system rental, $160 and $119 is attributable to cost of proppant system services, and $280 and $276 is attributable to selling, general and administrative expenses, respectively. There was no depreciation expense related to the proppant system sale in 2015. The Company capitalized $674 and $539 of depreciation expense associated with machinery and equipment used in the manufacturing of its systems for the years ended December 31, 2016 and 2015, respectively.